FAIR VALUE - Schedule of Quantitative Information on Level 3 Recurring Assets and Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($) month	Dec. 31, 2024 USD ($) month
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial Assets:	$ 79,526	$ 90,958
Level 3
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities	$ 992,138
Level 3 | Liquidity discount | Minimum | Valuation, Market Approach
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input	0
Level 3 | Liquidity discount | Maximum | Valuation, Market Approach
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input	0.2500
Level 3 | Liquidity discount | Weighted Average | Valuation, Market Approach
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input	0.2400
Level 3 | Multiples of revenue | Minimum | Valuation, Market Approach
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input	0.008
Level 3 | Multiples of revenue | Maximum | Valuation, Market Approach
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input	0.179
Level 3 | Multiples of revenue | Weighted Average | Valuation, Market Approach
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input	0.038
Level 3 | Beneficial interest in Structured LLC
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial Assets:	$ 1,096,789	$ 1,198,985
Level 3 | Beneficial interest in Structured LLC | Discount spread | Minimum | Valuation Technique, Discounted Cash Flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Unobservable inputs	0.0275	0.0275
Level 3 | Beneficial interest in Structured LLC | Discount spread | Maximum | Valuation Technique, Discounted Cash Flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Unobservable inputs	2.5000	0.2500
Level 3 | Beneficial interest in Structured LLC | Discount spread | Weighted Average | Valuation Technique, Discounted Cash Flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Unobservable inputs	0.1378	0.1177
Level 3 | Beneficial interest in Structured LLC | Loss estimate | Minimum | Valuation Technique, Discounted Cash Flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Unobservable inputs	0.0000	0.0001
Level 3 | Beneficial interest in Structured LLC | Loss estimate | Maximum | Valuation Technique, Discounted Cash Flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Unobservable inputs	0.8133	0.4427
Level 3 | Beneficial interest in Structured LLC | Loss estimate | Weighted Average | Valuation Technique, Discounted Cash Flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Unobservable inputs	0.0685	0.0707
Level 3 | Beneficial interest in Structured LLC | Extension of loan | Minimum | Valuation Technique, Discounted Cash Flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Unobservable inputs | month	48	48
Level 3 | Beneficial interest in Structured LLC | Extension of loan | Maximum | Valuation Technique, Discounted Cash Flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Unobservable inputs | month	60	60
Level 3 | Mortgage servicing
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial Assets:	$ 79,526	$ 90,958
Level 3 | Mortgage servicing | CPR | Minimum | Valuation Technique, Discounted Cash Flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Unobservable inputs	0.0648	0.0309
Level 3 | Mortgage servicing | CPR | Maximum | Valuation Technique, Discounted Cash Flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Unobservable inputs	0.3982	1.0000
Level 3 | Mortgage servicing | CPR | Weighted Average | Valuation Technique, Discounted Cash Flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Unobservable inputs	0.0707	0.0700
Level 3 | Mortgage servicing | Discount rate | Valuation Technique, Discounted Cash Flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Unobservable inputs	0.0922	0.0981